ROC ETF
Schedule of Investments
April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 96.2%
Activities Related to Credit Intermediation - 2.7%
192	Mastercard, Inc. - Class A	$69,769
366	Visa, Inc. - Class A	78,006
		147,775
Agencies, Brokerages, and Other Insurance Related Activities - 0.5%
432	Brown & Brown, Inc.	26,775

Apparel, Piece Goods, and Notions Merchant Wholesalers - 0.3%
144	Ralph Lauren Corp.	15,025

Automobile Dealers - 0.6%
168	CarMax, Inc. (a)	14,411
144	Copart, Inc. (a)	16,366
		30,777
Automotive Parts, Accessories, and Tire Stores - 0.8%
24	AutoZone, Inc. (a)	46,931

Boiler, Tank, and Shipping Container Manufacturing - 0.1%
144	Silgan Holdings, Inc.	6,389

Building Material and Supplies Dealers - 1.6%
294	Home Depot, Inc.	88,318

Business Support Services - 2.1%
312	S&P Global, Inc.	117,468

Cable and Other Subscription Programming - 1.0%
480	Walt Disney Co. (a)	53,582

Clothing Stores - 0.6%
586	TJX Cos., Inc.	35,910

Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.0%
168	United Rentals, Inc. (a)	53,175

Commercial and Service Industry Machinery Manufacturing - 0.7%
192	Illinois Tool Works, Inc.	37,845

Communications Equipment Manufacturing - 6.7%
2,333	Apple, Inc.	367,797

Computer and Peripheral Equipment Manufacturing - 1.0%
264	Arista Networks, Inc. (a)	30,510
634	HP, Inc.	23,223
		53,733

ROC ETF
Schedule of Investments (Continued)
April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Computer Systems Design and Related Services - 1.0%
96	CDW Corp.	$15,665
456	Mercury Systems, Inc. (a)	25,440
96	Splunk, Inc. (a)	11,714
24	VeriSign, Inc. (a)	4,289
		57,108
Converted Paper Product Manufacturing - 0.6%
1,548	Graphic Packaging Holding Co.	33,746

Couriers and Express Delivery Services - 0.7%
224	United Parcel Service, Inc. - Class B	40,316

Depository Credit Intermediation - 3.2%
48	Cullen/Frost Bankers, Inc.	6,350
730	JPMorgan Chase & Co.	87,133
288	Pinnacle Financial Partners, Inc.	22,334
1,212	Truist Financial Corp.	58,600
		174,417
Electric Power Generation, Transmission and Distribution - 2.9%
676	Dominion Energy, Inc.	55,189
144	Sempra Energy	23,236
820	Southern Co.	60,180
216	WEC Energy Group, Inc.	21,611
		160,216
Electronic Shopping and Mail-Order Houses - 3.6%
81	Amazon.com, Inc. (a)	201,336

Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.2%
174	Brunswick Corp.	13,156

Fabricated Metal Product Manufacturing - 0.5%
222	Axon Enterprise, Inc. (a)	24,908

Financial Investment Activities - 0.7%
1,018	Franklin Resources, Inc.	25,033
270	KKR & Co., Inc.	13,762
		38,795
Food Manufacturing - 3.9%
1,084	Campbell Soup Co.	51,186
797	General Mills, Inc.	56,372
1,670	Mondelez International, Inc. - Class A	107,682
		215,240
Footwear Manufacturing - 1.1%
504	Nike, Inc. - Class B	62,849

ROC ETF
Schedule of Investments (Continued)
April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
General Freight Trucking - 1.0%
288	JB Hunt Transport Services, Inc.	$49,205
96	XPO Logistics, Inc. (a)	5,164
		54,369
General Merchandise Stores, Including Warehouse Clubs and Supercenters - 3.9%
288	Costco Wholesale Corp.	153,135
270	Target Corp.	61,736
		214,871
General Purpose Machinery Manufacturing - 0.3%
120	Stanley Black & Decker, Inc.	14,418

Industrial Machinery Manufacturing - 0.1%
48	MKS Instruments, Inc.	5,471

Insurance Carriers - 5.9%
480	Berkshire Hathaway, Inc. - Class B (a)	154,958
336	UnitedHealth Group, Inc.	170,873
		325,831
Machinery, Equipment, and Supplies Merchant Wholesalers - 0.3%
336	Fastenal Co.	18,584

Manufacturing and Reproducing Magnetic and Optical Media - 0.6%
144	Paylocity Holding Corp. (a)	27,307
72	SS&C Technologies Holdings, Inc.	4,656
		31,963
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.6%
240	Keysight Technologies, Inc. (a)	33,665

Nonmetallic Mineral Product Manufacturing - 1.1%
438	3M Co.	63,168

Offices of Physicians - 0.3%
456	Teladoc Health, Inc. (a)	15,395

Offices of Real Estate Agents and Brokers - 0.4%
240	CBRE Group, Inc. - Class A (a)	19,930

Oil and Gas Extraction - 0.5%
192	Continental Resources, Inc.	10,669
145	Hess Corp.	14,945
		25,614
Pharmaceutical and Medicine Manufacturing - 10.3%
736	Alnylam Pharmaceuticals, Inc. (a)	98,204
604	Jazz Pharmaceuticals PLC (a)(b)	96,773
652	Johnson & Johnson	117,660
898	Neurocrine Biosciences, Inc. (a)	80,847
580	Pfizer, Inc.	28,461
264	Quidel Corp. (a)	26,564
682	Zoetis, Inc.	120,885
		569,394

ROC ETF
Schedule of Investments (Continued)
April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Pipeline Transportation of Natural Gas - 2.1%
504	Oneok, Inc.	$31,918
2,527	Williams Cos., Inc.	86,651
		118,569
Radio Networks - 0.6%
730	Liberty Media Corp. - Class A (a)	30,536

Restaurants and Other Eating Places - 1.0%
537	Starbucks Corp.	40,082
390	Yum China Holdings, Inc.	16,302
		56,384
Scheduled Air Transportation - 0.7%
778	Southwest Airlines Co. (a)	36,348

Securities and Commodity Contracts Intermediation and Brokerage - 1.4%
1,018	Charles Schwab Corp.	67,524
408	Jefferies Financial Group, Inc.	12,550
		80,074
Semiconductor and Other Electronic Component Manufacturing - 4.4%
534	Advanced Micro Devices, Inc. (a)	45,668
528	Allegro MicroSystems, Inc. (a)	12,836
318	Amphenol Corp. - Class A	22,737
964	Intel Corp.	42,021
240	Microchip Technology, Inc.	15,648
458	NVIDIA Corp.	84,945
96	Skyworks Solutions, Inc.	10,877
72	Universal Display Corp.	9,197
		243,929
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.1%
504	International Flavors & Fragrances, Inc.	61,135

Software Publishers - 10.9%
222	Cadence Design Systems, Inc. (a)	33,489
96	Ceridian HCM Holding, Inc. (a)	5,388
144	Dynatrace, Inc. (a)	5,524
72	Intuit, Inc.	30,150
1,237	Microsoft Corp.	343,292
144	Nutanix, Inc. - Class A (a)	3,604
120	Okta, Inc. (a)	14,317
587	Salesforce, Inc. (a)	103,277
178	Snowflake, Inc. - Class A (a)	30,516
120	Twilio, Inc. - Class A (a)	13,418
1,164	UiPath, Inc. - Class A (a)	20,754
		603,729

ROC ETF
Schedule of Investments (Continued)
April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Sugar and Confectionery Product Manufacturing - 1.3%
312	Hershey Co.	$70,440

Travel Arrangement and Reservation Services - 0.3%
604	TripAdvisor, Inc. (a)	15,505

Traveler Accommodation - 1.2%
360	Marriott International, Inc. - Class A (a)	63,907

Utility System Construction - 0.7%
336	EOG Resources, Inc.	39,231

Wired and Wireless Telecommunications Carriers - 7.1%
3,547	Comcast Corp. - Class A	141,029
802	T-Mobile US, Inc. (a)	98,758
3,300	Verizon Communications, Inc.	152,790
		392,577
	TOTAL COMMON STOCKS (Cost $5,845,734)	5,308,624

REAL ESTATE INVESMENT TRUSTS - 3.6%
216	AvalonBay Communities, Inc.	49,136
192	Federal Realty Investment Trust	22,476
1,566	Medical Properties Trust, Inc.	28,798
456	Prologis, Inc.	73,092
48	SBA Communications Corp.	16,661
96	SL Green Realty Corp.	6,645
	TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $205,947)	196,808

MONEY MARKET FUNDS - 0.2%
9,744	First American Government Obligations Fund - Class X, 0.22% (c)	9,744
	TOTAL MONEY MARKET FUNDS (Cost $9,744)	9,744

	TOTAL INVESTMENTS (Cost $6,061,425) - 100.0%	5,515,176
	Other Assets in Excess of Liabilities - 0.0% (d)	2,123
	TOTAL NET ASSETS - 100.0%	$5,517,299

Percentages are stated as a percent of net assets.
(a)	Non-Income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

ROC ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2022, the Fund did not hold “fair valued” securities.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ROC ETF
Assets*
Common Stocks	$5,308,624	$-	$-	$5,308,624
Real Estate Investment Trusts	196,808	-	-	196,808
Money Market Funds	9,744	-	-	9,744
Total Investments in Securities	$5,515,176	$-	$-	$5,515,176

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended April 30, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.